Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments
Schedule of fair value of the derivative assets

	December 31,	June 30,
	2018	2019
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	15,188	452
Total	15,188	452
Derivative financial instruments, current assets	6,222	452
Derivative financial instruments, non-current assets	8,966	—
Total	15,188	452

Schedule of fair value of the derivative liabilities

	December 31,	June 30,
	2018	2019
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	9,196	47,165
Forward foreign exchange contracts	1,467	693
Derivative liabilities designated and effective as hedging instruments carried at fair value
Cross currency swaps	1,429	1,987
Total	12,092	49,845
Derivative financial instruments, current liability	2,091	3,783
Derivative financial instruments, non-current liability	10,001	46,062
Total	12,092	49,845

Interest rate swaps
Financial Instruments
Schedule of principal terms of instruments held for trading
					Fixed	Notional Amount
		Trade	Effective	Termination	Interest	December 31,	June 30,
Company	Counterparty	Date	Date	Date	Rate	2018	2019
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2020	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2021	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2022	1.98%	66,667	66,667
GasLog	DNB Bank ASA ("DNB")	July 2016	July 2016	Jan 2019	1.784%	73,333	N/A
GasLog	DNB	July 2016	July 2016	July 2022	1.719%	73,333	73,333
GasLog	HSBC Bank plc ("HSBC")	July 2016	July 2016	July 2022	1.79%	33,333	33,333
GasLog	Nordea Bank Finland	July 2016	July 2016	July 2022	1.815%	66,667	66,667
GasLog	Skandinavinska Enskilda Banken AB ("SEB")	July 2016	July 2016	July 2021	1.8405%	50,000	50,000
GasLog	HSBC	Feb 2017	Feb 2017	Feb 2022	2.005%	100,000	100,000
GasLog	Nordea Bank Finland	Feb 2017	Feb 2017	Mar 2022	2.0145%	100,000	100,000
GasLog	ABN Amro Bank NV ("ABN")	Feb 2017	Feb 2017	Mar 2022	2.003%	100,000	100,000
GasLog(1)	Nordea Bank Finland	May 2018	July 2020	July 2026	3.070%	N/A	N/A
GasLog	Nordea Bank Finland	May 2018	May 2018	July 2026	2.562%	66,667	66,667
GasLog(1)	SEB	May 2018	July 2020	July 2024	3.025%	N/A	N/A
GasLog	SEB	May 2018	April 2018	July 2025	2.300%	50,000	50,000
GasLog(1)	DNB	May 2018	July 2020	July 2024	3.056%	N/A	N/A
GasLog	DNB	May 2018	July 2018	July 2025	2.472%	73,333	73,333
GasLog	HSBC	May 2018	April 2018	July 2024	2.475%	33,333	33,333
GasLog	HSBC	May 2018	April 2018	July 2025	2.550%	33,333	33,333
GasLog(1)	Citibank Europe Plc. ("Citibank")	May 2018	July 2020	July 2024	3.082%	N/A	N/A
GasLog(1)	Citibank	May 2018	July 2021	July 2025	3.095%	N/A	N/A
GasLog	SEB	Dec 2018	Oct 2018	July 2026	2.745%	50,000	50,000
GasLog	Nordea	Dec 2018	Oct 2018	July 2028	2.793%	66,667	66,667
GasLog	DNB	Dec 2018	Jan 2019	July 2025	2.685%	N/A	73,333
GasLog(2)	SEB	Dec 2018	July 2020	July 2024	2.958%	N/A	N/A
GasLog(2)	Nordea	Dec 2018	July 2020	July 2024	2.937%	N/A	N/A
GasLog(2)	DNB	Dec 2018	April 2020	April 2025	2.979%	N/A	N/A
					Total	1,170,000	1,170,000

(1)  In May 2018, the Group entered into new interest rate swap agreements with various counterparties with an aggregate notional value of $250,000, with effective dates in July 2020 and July 2021, maturing between 2024 and 2026.

(2)  In December 2018, the Group entered into new interest rate swap agreements with various counterparties with an aggregate notional value of $210,000, with effective dates in April and July 2020, maturing between 2024 and 2025.

Cross currency swaps
Financial Instruments
Schedule of principal terms of the hedging instruments

						Notional Amount
		Trade	Effective	Termination	Fixed Interest	December 31,	June 30,
Company	Counterparty	Date	Date	Date	Rate	2018	2019
GasLog	DNB	June 2016	June 2016	May 2021	8.59%	30,050	30,050
GasLog	SEB	June 2016	June 2016	May 2021	8.59%	30,050	30,050
GasLog	Nordea Bank Finland	June 2016	June 2016	May 2021	8.59%	30,050	30,050
					Total	90,150	90,150

Forward foreign exchange contracts
Financial Instruments
Schedule of principal terms of instruments held for trading

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/GBP)	(in thousands)
GasLog	SEB	Oct 2018	6	July-Dec 2019	1.3228	£2,700
					Total	£2,700

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/EUR)	(in thousands)
GasLog	Nordea Bank Finland	August 2018	1	July 2019	1.1715	€2,500
GasLog	Nordea Bank Finland	August 2018	1	September 2019	1.1784	€5,000
GasLog	DNB	August 2018	1	July 2019	1.1711	€2,500
GasLog	DNB	August 2018	1	August 2019	1.1747	€5,000
GasLog	Citibank	March 2019	1	July 2019	1.1470	€1,000
GasLog	Citibank	March 2019	1	August 2019	1.1501	€1,000
GasLog	Citibank	March 2019	1	September 2019	1.1531	€1,000
GasLog	Oversea-Chinese Banking Corporation Limited (“OCBC Bank”)	March 2019	3	July-September 2019	1.14395	€3,000
					Total	€21,000